UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2024 to June 30, 2024

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period _________ to _________

Date of Report (Date of earliest event reported): April 1, 2024

UBS Commercial Mortgage Securitization Corp.1

(Exact name of securitizer as specified in its charter)

025-01213	0001532799
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Nicholas Galeone, Managing Director (212) 713-8832

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]

UBS Commercial Mortgage Securitization Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage-backed securities asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS COMMERCIAL MORTGAGE
SECURITIZATION CORP.
(Securitizer)

By:	/s/ Nicholas Galeone
Name: Nicholas Galeone
Title: Managing Director

By:	/s/ Racquel Small
Name: Racquel Small
Title: Executive Director

Date: August 14, 2024